Derivatives - Unamortised balance of derivatives valued using models with significant unobservable inputs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortised balance at beginning of period	£ 54	£ 64
Deferral on new transactions	98	103
Recognised in the income statement during the year:	(93)	(113)
– amortisation	(53)	(60)
– subsequent to unobservable inputs becoming observable	(15)	(6)
– maturity, termination or offsetting derivative	(25)	(47)
– risk hedged	0	0
Exchange differences and other	(1)	0
Unamortised balance at end of period	£ 58	£ 54